Grandeur Peak Global Contrarian Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.16%
Australia — 6.24%
Atturra, Ltd.(a)	2,223,659	$1,184,400
Bapcor LTD(a)	292,659	1,071,122
Emeco Holdings Ltd.(a)	4,287,041	1,762,971
Fiducian Group Ltd.(a)	364,458	1,465,239
PeopleIN Ltd.(a)	1,559,461	1,239,521
QANTM Intellectual Property Ltd.(a)(b)	2,814,634	2,000,318
		8,723,571
Bangladesh — 1.02%
Square Pharmaceuticals Ltd.(a)	715,482	1,422,407

Belgium — 2.46%
Melexis NV	16,046	1,374,616
X-Fab Silicon Foundries SE(a)(b)(c)	215,040	2,066,287
		3,440,903
Brazil — 3.26%
Hypera SA(a)	115,000	737,421
Pagseguro Digital Ltd., Class A(a)	100,000	1,287,000
Patria Investments Ltd.(a)	129,543	1,848,578
Vinci Partners Invest Ltd.(a)	65,000	683,800
		4,556,799
Canada — 3.26%
BioSyent, Inc.(a)	113,187	715,691
Converge Technology Solutions Corporation(a)	545,779	1,843,245
Gildan Activewear, Inc.(a)	29,170	963,451
Winpak Ltd.(a)	32,931	1,033,289
		4,555,676
China — 9.24%
Alibaba Group Holding Ltd.	154,600	1,386,608
Chaoju Eye Care Holdings Ltd.(a)	4,013,500	1,886,902
China Yongda Automobiles Services Holdings Ltd.	8,970,500	2,304,515
CSPC Pharmaceutical Group Ltd.	1,750,300	1,287,681
Li Ning Company Ltd.	431,000	920,757
TK Group Holdings Ltd.(a)	8,707,283	1,502,183
WH Group Ltd.	1,912,000	1,128,074
Xin Point Holdings Ltd.(a)(c)	7,576,984	2,483,933
		12,900,653
Colombia — 1.36%
Parex Resources, Inc.	114,772	1,900,515

France — 3.74%
Antin Infrastructure Partners(a)	135,426	2,489,712
Thermador Groupe(a)	8,677	805,353
Virbac SA(a)	5,347	1,929,309
		5,224,374
Germany — 1.81%
Elmos Semiconductor AG	19,984	1,395,495
Friedrich Vorwerrk Group SE(a)	67,042	1,139,072
		2,534,567
Hong Kong — 2.56%
Plover Bay Technologies Ltd.(a)(c)	13,996,539	3,582,913

	Shares	Fair Value
COMMON STOCKS — 98.16% (continued)
India — 3.87%
City Union Bank Ltd.(a)	900,496	$1,572,152
Gulf Oil Lubricants India Ltd.	399,589	3,833,084
		5,405,236
Indonesia — 1.60%
Ace Hardware Indonesia Tbk P.T.(a)	11,087,000	596,873
Bank BTPN Syariah Tbk PT(a)	9,322,200	938,413
Selamat Sempurna Tbk PT(a)	5,508,600	705,157
		2,240,443
Japan — 11.36%
BayCurrent Consulting, Inc.	116,000	2,697,048
Beenos, Inc.(a)	332,300	3,369,163
Central Automotive Products Ltd.(a)	48,900	1,614,094
Gakujo Co., Ltd.(a)	45,000	540,933
M&A Capital Partners Company Ltd.(a)	62,800	967,250
Medikit Co., Ltd.(a)	32,700	668,793
Seria Co., Ltd.(a)	60,000	1,099,580
System Support, Inc.(a)	90,100	1,200,488
Systena Corporation(a)	549,000	1,109,754
ULS Group, Inc.(a)	48,000	1,332,990
YAMADA Consulting Group Co., Ltd.(a)	102,700	1,270,837
		15,870,930
Netherlands — 1.03%
Flow Traders Ltd.(a)	80,342	1,442,770

Oman — 0.66%
Tethys Oil AB(a)	234,129	922,541

Philippines — 0.61%
Concepcion Industrial Corporation(a)	1,259,700	281,374
Pryce Corporation(a)(b)	6,013,600	565,847
		847,221
Poland — 1.76%
Auto Partner SA	222,656	1,427,599
Inter Cars SA(a)	7,500	1,024,652
		2,452,251
Singapore — 4.30%
Riverstone Holdings Ltd.	11,534,575	6,001,044

South Korea — 0.56%
MegaStudyEdu Co., Ltd.(a)	17,400	782,237

Sweden — 2.03%
Fasadgruppen Group AB(a)	182,140	1,169,210
Knowit AB	40,760	548,152
RVRC Holding AB(a)	183,225	1,114,707
		2,832,069
Taiwan — 2.21%
Acer E-Enabling Service Business, Inc.(a)	76,000	696,825
Allied Supreme Corporation(a)	100,000	1,043,591
M3 Technology, Inc.(a)	81,000	458,059
Sporton International, Inc.(a)	120,750	893,871
		3,092,346

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.16% (continued)
United Kingdom — 12.59%
B&M European Value Retail SA	268,411	$1,759,111
CVS Group plc	55,386	1,184,832
Endava plc, ADR - ADR(a)	19,437	1,375,556
Foresight Group Holdings Ltd.(a)	284,417	1,640,029
FRP Advisory Group PLC(a)	1,501,096	2,407,122
Intermediate Capital Group PLC(a)	59,049	1,331,282
Manolete Partners PLC(a)	171,578	313,118
Marlowe PLC(a)	240,074	1,140,935
Petershill Partners PLC(a)(b)(c)	2,889,630	6,438,334
		17,590,319
United States — 16.47%
Bank of NT Butterfield & Son Ltd. (The)	81,306	2,466,011
Barrett Business Services, Inc.	14,825	1,664,403
BizLink Holding, Inc.(a)	104,324	767,640
Bowman Consulting Group Ltd.(a)	22,146	695,606
Dollar General Corporation	8,500	1,122,595
Esquire Financial Holdings, Inc.(a)	30,000	1,495,800
Evercore, Inc., Class A	4,351	747,197
Frontage Holdings Corporation(a)(b)(c)	4,749,000	976,682
GQG Partners, Inc.(a)	904,452	1,107,998
Hackett Group, Inc. (The)	75,290	1,740,705
Healthcare Services Group, Inc.(a)	90,601	855,273
Littelfuse, Inc.	5,485	1,326,822
P10, Inc.(a)	200,493	1,844,536
Perella Weinberg Partners LP	195,700	2,299,475
Plumas Bancorp(a)	32,350	1,141,308
Sprouts Farmers Market, Inc.(a)	27,343	1,377,267
Western Alliance Bancorp	21,230	1,357,871
		22,987,189
Vietnam — 4.16%
Asia Commercial Bank JSC(a)	1,213,800	1,278,297
FPT Corporation(a)	637,267	2,491,400
Vietnam Technological & Commercial Joint Stock Bank(a)	1,445,900	2,041,023
		5,810,720
Total Common Stocks (Cost $133,433,970)		137,119,694

Total Investments — 98.16%
(Cost $133,433,970)		137,119,694

Other Assets in Excess of Liabilities — 1.84%		2,574,362

NET ASSETS — 100.00%		$139,694,056

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $12,047,468, representing 8.62% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $15,548,149, representing 11.34% of net assets.

Sector Composition (January 31, 2024)
Financials	27.5%
Technology	18.2%
Industrials	14.6%
Consumer Discretionary	12.4%
Health Care	12.0%
Materials	5.1%
Consumer Staples	4.6%
Energy	2.8%
Communications	0.6%
Utilities	0.4%
Other Assets in Excess of Liabilities	1.8%
Total	100%

Industry Composition (January 31, 2024)
It Services	10.4%
Banks	8.8%
Private Equity	6.9%
Professional Services	5.3%
Health Care Supplies	4.8%
Investment Companies	4.6%
Specialty & Generic Pharma	4.4%
Online Marketplace	3.4%
Institutional Brokerage	3.2%
Mass Merchants	2.9%
Specialty Chemicals	2.7%
Communications Equipment	2.6%
Automotive Retailers	2.4%
Semiconductor Devices	2.3%
Health Care Services	2.2%
Other Commercial Support Services	2.1%
Exploration & Production	2.0%
Investment Management	2.0%
Automotive Wholesalers	1.9%
Fabricated Metal & Hardware	1.8%
Wealth Management	1.7%
Auto Parts	1.5%
Apparel, Footwear & Acc Design	1.5%
Semiconductor Manufacturing	1.5%
Industrial Wholesale & Rental	1.3%
Rubber & Plastic	1.1%
Home Products Stores	1.0%
Food & Drug Stores	1.0%
Electrical Components	1.0%
Other Industries (each less than 1%)	9.9%
Other Assets in Excess of Liabilities	1.8%
Total	100%